Trade and Other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and Other receivables.
Schedule of trade and other receivables

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Trade receivables	1,820	1,463
R&D incentive receivable (Australia)	620	346
VAT receivable	728	847
Current tax receivable	248	159
Foreign currency swaps	—	1
Other	666	422
Total trade and other receivables	4,082	3,238